COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2020
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

17. COMMITMENTS AND CONTINGENCIES

(1) Commitments for purchase obligations

The following table sets forth our purchase obligations as of December 31, 2020:

		Less than 1			Over 5
	Total	Year	1-3 Years	3-5 Years	Years
Purchase commitments	16,200	12,200	4,000	—	—
Total	16,200	12,200	4,000	—	—

(2) Contingencies

The Group is currently not involved in any legal or administrative proceedings that may have a material adverse impact on the Group’s business, financial position or results of operations.